UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21037

BlackRock New York Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—153.3%
		Multi-State—6.5%
$ 2,500	[2]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,807,175
		New York—121.5%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
200	[3]	Ser. A, 7.00%, 5/01/25	05/15@ 102	197,772
130	[3]	Ser. A, 7.00%, 5/01/35	05/15@ 102	126,725
2,040		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.375%, 6/01/32	06/12@ 100	2,144,285
1,445		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13@ 100	1,554,025
		Dorm. Auth.,
300		Hlth., Hosp. & Nursing Home RB, Mt. Sinai Hosp. Proj., 5.50%, 7/01/26	07/08@ 100	304,554
2,500		Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12@ 101	2,649,675
2,465	[4]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,597,987
2,500		Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12@ 100	2,600,125
2,000	[4]	Dutchess Cnty. Ind. Dev. Agcy., Univ. & Coll. Impvts. Lease RB, Vassar Coll.
		Proj., 5.35%, 8/01/11	N/A	2,131,180
500		Dutchess Cnty. Indl. Dev. Agcy., Coll. & Univ. RB, Bard Coll. Proj., Ser. A2,
		4.50%, 8/01/36	08/17@ 100	479,585
2,750		Env. Facs. Corp., Misc. RB, Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12@ 100	2,856,810
150		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United Mem.
		Med. Ctr. Proj., 5.00%, 12/01/27	12/12@ 100	148,107
250		Hempstead Town Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Hofstra Univ. Civic
		Fac. Proj., 4.50%, 7/01/36	07/17@ 100	241,530
1,600		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%,
		2/15/47, MBIA	02/17@ 100	1,550,416
385		Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj.,
		Ser. A, 6.125%, 2/15/19	02/16@ 100	402,814
3,000		Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/31	11/12@ 100	3,119,160
2,960		Mtg. Agcy., Local or Gtd. Hsg. RB, Ser. 101, 5.40%, 4/01/32, AMT	10/11@ 100	3,021,094
1,100		New York City Hlth. & Hosp. Corp. Hlth. Sys., Hlth., Hosp. & Nursing Home
		Impvts. RB, Ser. A, 5.375%, 2/15/26	02/12@ 100	1,131,405
2,500		New York City Hsg. Dev. Corp. Multi-Fam. Hsg., Local Hsg. RB, Ser. A, 5.50%,
		11/01/34	05/12@ 100	2,565,825
		New York City Indl. Dev. Agcy.,
1,250		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj.,
		7.625%, 8/01/25, AMT	08/16@ 101	1,489,013
1,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj.,
		7.75%, 8/01/31, AMT	08/16@ 101	1,203,220
1,000		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	09/16@ 100	1,049,780
		New York City Mun. Wtr. Fin. Auth.,
650		Wtr. & Swr. Sys., Wtr. Swr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%,
		6/15/37 , MBIA	06/16@ 100	638,424
250		Wtr. RB, Ser. A, 4.25%, 6/15/33	06/17@ 100	236,070
2,500	[4]	Wtr. RB, Ser. A, 5.25%, 6/15/11, FGIC	N/A	2,633,550
		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
2,750		Ser. 126, 5.25%, 5/15/37, FGIC, AMT	05/12@ 101	2,877,682
2,600		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	07/07@ 100	2,709,850
600		Schuyler Cnty. Human Svcs. Dev. Corp., Pub. Impvts. Lease Approp. RB, 5.00%,
		5/01/32	05/17@ 100	623,766
		Suffolk Cnty. Indl. Dev. Agcy.,
260		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16@ 100	262,909
500		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13@ 100	520,595
3,000	[4]	TSASC, Inc. Rec. Recovery Impvts., Tobacco Settlement Funded RB, Ser. 1,
		5.75%, 7/15/12	N/A	3,250,950

BlackRock New York Municipal Bond Trust (BQH) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		New York— (cont'd)
$ 5,000	[4]	Urban Dev. Corp., Correctional Fac. Impvts. Income Tax RB, Ser. A, 5.25%, 3/15/12	N/A	$5,305,400
				52,624,283
		Puerto Rico—25.3%
1,400		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12@ 100	1,472,590
1,825		Comnwlth., Pub. Impvt. Fuel Sales Tax GO, Ser. A, 5.125%, 7/01/31	07/11@ 100	1,867,723
2,000	[4]	Elec . Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/12	N/A	2,142,640
2,000	[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,126,200
2,000		Infrastructure Fing. Auth., Swr. Impvts. Sales Tax RB, Ser. A, Zero Coupon,
		7/01/37, AMBAC	No Opt. Call	498,480
		Pub. Bldgs. Auth. Gov't. Facs., Pub. Impvts. Lease RB,
1,980	[4]	Ser. D, 5.25%, 7/01/12	N/A	2,102,107
720		Ser. D, 5.25%, 7/01/27	07/12@ 100	748,908
				10,958,648
		Total Long-Term Investments (cost $62,437,073)		66,390,106
Shares
(000)

		MONEY MARKET FUND—0.5%
205	[5,6]	CMA New York Mun. Money Fund, 3.21% (cost $204,753)		204,753
Total Investments —153.8% (cost $62,641,8267)				66,594,859
Other assets in excess of liabilities —2.1%				898,003
Preferred shares at redemption value, including dividends payable —(55.9)%				(24,204,199
Net Assets Applicable to Common Shareholders —100%				$43,288,663

[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 6.5% of its net assets, with a current market value of $2,807,175, in securities restricted as to resale.

[3]	Illiquid security. As of May 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $324,497, in these securities.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Represents an investment in an affiliate.

[6]	Represents current yield as of May 31, 2007.

[7]	Cost for federal income tax purposes is $62,634,118. The net unrealized appreciation on a tax basis is $3,960,741, consisting of $4,106,665 gross unrealized appreciation and $145,924 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
FGIC	—	Financial Guaranty Insurance Co.
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007